Summary Of Significant Accounting Policies (Schedule of movement in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Business Combination Segment Allocation [Line Items]
Beginning Balance	$ 466,722	$ 466,871
Business combinations	5,944	198
Foreign currency adjustments	(344)	(198)
Program closing		(149)
Ending Balance	472,322	466,722
Segment VITAS [Member]
Business Combination Segment Allocation [Line Items]
Beginning Balance	$ 328,301	$ 328,450
Business combinations
Foreign currency adjustments
Program closing		$ (149)
Ending Balance	$ 328,301	328,301
Roto-Rooter segment [Member]
Business Combination Segment Allocation [Line Items]
Beginning Balance	138,421	138,421
Business combinations	5,944	198
Foreign currency adjustments	(344)	$ (198)
Program closing
Ending Balance	$ 144,021	$ 138,421